Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Debt

Borrowings are summarized as follows:

	March 31, 2015	December 31, 2014
Dollar Term Loan	$2,159.8	$2,165.5
Euro Term Loan	425.0	481.0
Dollar Senior Notes	750.0	750.0
Euro Senior Notes	270.4	305.3
Short-term borrowings	14.3	12.2
Other borrowings	6.1	0.7
Unamortized original issue discount	(17.3)	(18.3)

	$3,608.3	$3,696.4
Less:
Short term borrowings	$14.3	$12.2
Current portion of long-term borrowings	27.3	27.9

Long-term debt	$3,566.7	$3,656.3

Borrowings are summarized as follows:

	Successor
	Year Ended December 31,
	2014	2013
Dollar Term Loan	$2,165.5	$2,282.8
Euro Term Loan	481.0	547.7
Dollar Senior Notes	750.0	750.0
Euro Senior Notes	305.3	344.9
Short-term borrowings	12.2	18.2
Other borrowings	0.7	—
Unamortized original issue discount	(18.3)	(22.7)

	$3,696.4	$3,920.9
Less:
Short term borrowings	$12.2	$18.2
Current portion of long-term borrowings	27.9	28.5

Long-term debt	$3,656.3	$3,874.2

Schedule of Maturities of Long-term Debt	Below is a schedule of required future repayments of all borrowings outstanding at March 31, 2015.

Remainder of 2015	$34.2
2016	29.7
2017	29.2
2018	28.1
2019	27.3
Thereafter	3,477.1

$3,625.6

Below is a schedule of required future repayments of all borrowings outstanding at December 31, 2014.

2015	$40.1
2016	27.9
2017	27.9
2018	28.6
2019	27.9
Thereafter	3,562.3

$3,714.7

Euro Senior Notes [Member]
Debt Instrument Redemption

On or after February 1, 2016, we have the option to redeem all or part of the Euro Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Euro Notes Percentage
2016	104.313%
2017	102.875%
2018	101.438%
2019 and thereafter	100.000%

On or after February 1, 2016, we have the option to redeem all or part of the Euro Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Euro Notes Percentage
2016	104.313%
2017	102.875%
2018	101.438%
2019	100.000%
2020 and thereafter	100.000%

Dollar Senior Notes [Member]
Debt Instrument Redemption

On or after February 1, 2016, we have the option to redeem all or part of the Dollar Senior Notes at the following redemption prices (expressed as percentages of principal amount)

Period	Dollar Notes Percentage
2016	105.531%
2017	103.688%
2018	101.844%
2019 and thereafter	100.000%

On or after February 1, 2016, we have the option to redeem all or part of the Dollar Senior Notes at the following redemption prices (expressed as percentages of principal amount)

Period	Dollar Notes Percentage
2016	105.531%
2017	103.688%
2018	101.844%
2019	100.000%
2020 and thereafter	100.000%